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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-10223

ING Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Senior Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2011 (Unaudited)

	Principal Amount		Borrower/Tranche Description	Fair Value
SENIOR LOANS*: 123.3%
			Aerospace & Defense: 2.0%
$7,980,000			Delta, New Term Loan, 5.500%, due 04/20/17	$7,650,824
	497,500		Delta, Pacific Route First Lien Term Loan, 4.250%, due 03/07/16	477,911
	473,684		Forgings International Ltd., Tranche B Dollar Term Loan, 4.869%, due 12/18/15	434,211
	473,684		Forgings International Ltd., Tranche C Dollar Term Loan, 5.369%, due 12/20/16	434,211
	2,958,333		US Airways, Term Loan, 2.760%, due 03/21/14	2,553,042
				11,550,199
			Automotive: 4.4%
	1,210,000		Avis Budget Car Rental, LLC, Incremental Term Loan, 6.250%, due 09/21/18	1,216,806
	2,555,329		Avis Budget Car Rental, LLC, Term Loan B, 5.750%, due 04/19/14	2,565,977
	5,985,000		Chrysler Group LLC, Term Loan B, 6.000%, due 05/24/17	5,515,178
	4,600,000		Fram Group Holdings Inc., First Lien Term Loan, 6.500%, due 07/28/17	4,617,250
	997,380		Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, due 01/29/18	967,458
	4,986,503		KAR Auction Services, Inc., Term Loan B, 5.000%, due 05/19/17	4,924,172
	2,686,500		Metaldyne, LLC, Term Loan B, 5.250%, due 05/18/17	2,651,240
	1,935,375		Remy International, Inc., Term Loan B, 6.250%, due 12/16/16	1,906,344
	122,705		Tomkins, Inc., Term Loan B, 4.250%, due 09/21/16	121,785
	712,615		Transtar Holding Company, First Lien Term Loan, 4.500%, due 12/21/16	694,800
	496,250		UCI International, Inc., Term Loan B, 5.500%, due 07/26/17	498,731
				25,679,741
			Beverage, Food & Tobacco: 2.5%
	2,970,000		Advance Pierre Foods, First Lien Term Loan, 7.000%, due 09/30/16	2,960,718
	1,861,151		ARAMARK, Canada Term Loan, 2.244%, due 01/24/14	1,823,928
	1,000,000	(4)	B&G Foods, Inc., Term Loan B, due 11/15/18	1,003,750
	900,027		Bolthouse Farms, Inc, First Lien Term Loan, 5.500%, due 02/11/16	894,402
	1,197,000		Clement Pappas, $230mm Term Loan, 6.502%, due 08/14/17	1,189,519
	159,919		Darling International Inc., Term Loan B, 5.750%, due 12/16/16	160,718
	1,408,637	(4)	Pinnacle Foods Holding Corporation, Term Loan B, 2.777%, due 04/02/14	1,387,949
EUR	666,192		Selecta, EUR Facility B4, 4.147%, due 06/28/15	639,993
SEK	4,375,000		Selecta, SEK Senior Term Loan B, 4.981%, due 02/07/15	448,831
EUR	536,842		United Biscuits Holdco Limited, EUR Term Loan B2, 4.319%, due 12/15/14	696,056
GBP	2,243,816		United Biscuits Holdco Limited, GBP Term Loan B1, 3.243%, due 12/15/14	3,294,703
				14,500,567
			Buildings & Real Estate: 1.8%
$5,692,442			Capital Automotive L.P., Term Loan, 5.000%, due 03/10/17	5,535,900
	812,542		Custom Building Products, Inc., Term Loan, 4.260%, due 03/19/15	792,229
	1,582,417		Goodman Global Inc., Term Loan B, 5.750%, due 10/28/16	1,583,077
	950,497		JMC Steel Group, Term Loan, 4.750%, due 04/03/17	947,526
	1,560,000		LNR Property Corporation, Term Loan, 4.750%, due 04/29/16	1,544,400
				10,403,132

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
			Cargo Transport: 1.7%
	$1,461,338		Baker Tanks, Inc., Term Loan, 5.000%, due 06/01/18	$1,452,204
	702,710		Ceva Group PLC, First Lien Term Loan B, 5.428%, due 08/31/16	651,325
	869,298		Ceva Group PLC, Extended Synthetic Letter of Credit B, 5.369%, due 08/31/16	804,101
	2,168,551		Ceva Group PLC, Term Loan B, 5.428%, due 08/31/16	2,005,910
	550,088		Dockwise Transport N.V., Term Loan B1, 2.119%, due 04/10/15	501,955
	392,670		Dockwise Transport N.V., Term Loan B2, 2.119%, due 01/11/15	358,311
	463,435		Dockwise Transport N.V., Term Loan C1, 2.994%, due 04/10/16	422,884
	392,670		Dockwise Transport N.V., Term Loan C2, 2.994%, due 01/11/16	358,311
	2,745,716		Inmar, Inc., Term Loan B, 6.500%, due 08/04/17	2,759,445
	1,009,073		US Shipping Partners L.P., First Lien Term Loan, 9.200%, due 08/07/13	880,837
				10,195,283
			Chemicals, Plastics & Rubber: 4.0%
	765,000		Chemtura Corporation, Term Loan, 5.500%, due 08/27/16	768,347
	1,575,961		Houghton International, Inc., Term Loan B1, 6.750%, due 01/29/16	1,575,961
	969,645	(4)	Ineos US Finance LLC, Term Loan B2, due 12/16/13	976,917
	1,030,355	(4)	Ineos US Finance LLC, Term Loan C2, due 12/16/14	1,038,083
	1,692,000		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Synthetic LC (C3), 2.499%, due 05/03/13	1,641,240
	3,693,227		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C1B, 4.000%, due 05/05/15	3,539,341
	1,659,702		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C2B, 4.125%, due 05/05/15	1,590,548
	458,651		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C4B, 4.187%, due 05/05/15	435,718
	992,228		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C7B, 4.125%, due 05/05/15	947,578
EUR	500,000		OM Group, Inc, Term Loan B EUR, 6.250%, due 08/02/17	666,901
	$2,830,000		OM Group, Inc, Term Loan B USD, 5.750%, due 08/02/17	2,815,850
	297,000		Omnova Solutions Inc, Term Loan B, 5.750%, due 05/31/17	293,659
	3,374,500		Styron S.A.R.L., Term Loan B, 6.000%, due 08/02/17	2,918,942
	666,667		Taminco, Term Loan B2 USD, 2.260%, due 08/31/15	650,000
	666,667		Taminco, Term Loan C2 USD, 3.510%, due 08/31/16	650,000
	3,277,737		Univar Inc., Term Loan B, 5.000%, due 06/30/17	3,187,600
				23,696,685
			Containers, Packaging & Glass: 4.1%
	3,366,563		Husky Injection Molding Systems, Ltd, Term Loan B, 6.500%, due 06/30/18	3,356,742
	3,078,679		KLEOPATRA LUX 2 S.À. R.L, Senior Term Facility 1, 2.899%, due 01/04/16	2,528,365
	1,496,250		Pro Mach, Inc, Term Loan, 6.250%, due 07/06/17	1,473,806
EUR	995,000		Reynolds Group Holdings Inc, Eur Term Loan, 6.750%, due 02/09/18	1,313,487
	$5,500,000		Reynolds Group Holdings Inc, Term Loan C, 6.500%, due 08/09/18	5,424,375
	6,069,500		Reynolds Group Holdings Inc, US Term Loan, 6.500%, due 02/09/18	5,948,110
EUR	493,750		Sealed Air Corporation, Euro Term Loan B, 5.500%, due 10/03/18	665,061
	$1,185,000		Sealed Air Corporation, Term Loan B, 4.750%, due 10/03/18	1,196,356
EUR	317,992		Xerium Technologies, Inc., Euro First Lien Term Loan, 5.500%, due 05/22/17	420,845
	$1,909,860		Xerium Technologies, Inc., USD First Lien Term Loan, 5.500%, due 05/22/17	1,897,923
				24,225,070
			Data and Internet Services: 7.0%
	651,490		Avaya Inc., Term Loan B-1, 3.256%, due 10/24/14	607,282
	3,312,105		Avaya Inc., Term Loan B-3, 5.006%, due 10/26/17	2,937,009
	2,469,677		Carlson Wagonlit Holdings B.V., Term Loan B2, 4.178%, due 08/04/14	2,346,193
	497,500		CCC Information Services Group, Inc., Term Loan B, 5.500%, due 11/11/15	498,433
	1,639,653		First American Payment Systems, Term Loan B, 6.750%, due 10/04/16	1,631,455

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
			Data and Internet Services (continued)
$5,000,000			First Data Corporation, Extended Term Loan B, 4.257%, due 03/23/18	$4,190,000
	1,889,328		First Data Corporation, Term Loan B1, 3.007%, due 09/24/14	1,676,778
	411,298		First Data Corporation, Term Loan B2, 3.007%, due 09/24/14	365,284
	4,978,436		First Data Corporation, Term Loan B3, 3.007%, due 09/24/14	4,421,473
	3,515,000	(4)	Go Daddy Operating Company, LLC, Term Loan, due 09/29/17	3,515,000
	2,992,500		Mercury Payment Systems LLC, Term Loan B, 6.500%, due 07/03/17	2,988,759
	3,402,687		Orbitz Worldwide, Inc., Term Loan, 3.372%, due 07/25/14	2,941,623
	1,764,445		Property Data I, Inc., Term Loan B, 7.000%, due 12/21/16	1,508,600
	7,591,816		Sabre Inc., First Lien Term Loan, 2.307%, due 09/30/14	6,259,453
	1,400,000		Ship US Bidco, Inc. (RBS Worldpay), Term Loan B2 USD (size TBC), 5.250%, due 10/15/17	1,384,834
	1,542,204		Transfirst Holdings, Inc., First Lien Term Loan, 3.010%, due 06/15/14	1,428,466
	676,705		Travelport, Inc., Delayed Draw Term Loan extended, 4.869%, due 08/21/15	565,895
	499,179		Travelport, Inc., Term Loan B ($) Extended, 4.869%, due 08/21/15	417,438
	158,600		Travelport, Inc., Term Loan S (Synthetic LC Converted), 4.869%, due 08/21/15	132,629
	1,666,667		Web.com Group, Inc., First Lien Term Loan, 7.000%, due 10/28/17	1,483,333
				41,299,937
			Diversified / Conglomerate Manufacturing: 1.5%
	2,878,600		Edwards (Cayman Islands II) Limited (aka BOC Edwards), Extended Term Loan, 5.500%, due 05/31/16	2,709,481
EUR	120,689	(4)	ISS Holding A/S, Extended Term Loan B 10 EUR, 5.029%, due 04/30/15	157,721
EUR	207,390	(4)	ISS Holding A/S, Extended Term Loan B5 EUR, 5.029%, due 04/30/15	271,026
EUR	37,004	(4)	ISS Holding A/S, Extended Term Loan B6 EUR, 5.029%, due 04/30/15	48,359
EUR	27,707	(4)	ISS Holding A/S, Extended Term Loan B7 EUR, 5.029%, due 04/30/15	36,208
EUR	195,874	(4)	ISS Holding A/S, Extended Term Loan B8 EUR, 5.029%, due 04/30/15	255,976
EUR	862,062	(4)	ISS Holding A/S, Extended Term Loan B9 EUR, 5.029%, due 04/30/15	1,126,575
$2,284,462			Sensus Metering Systems Inc., New First Lien Term Loan, 4.750%, due 05/09/17	2,244,484
	900,000		Sensus Metering Systems Inc., New Second Lien Term Loan, 8.500%, due 05/09/18	885,938
	1,197,000		Waterpik, Term Loan, 6.751%, due 08/10/17	1,179,045
				8,914,813
			Diversified / Conglomerate Service: 3.4%
	4,546,689		Affinion Group, Inc., First Lien Term Loan, 5.000%, due 10/10/16	4,126,120
	2,614,653		Brand Services, Inc., Existing Sr Sec 1st Lien, 2.625%, due 02/07/14	2,144,016
	1,143,354		Brand Services, Inc., Incremental Sr Sec 1st Lien, 3.805%, due 02/07/14	948,983
	250,000		Brock Holdings, Inc., New 2nd Lien Term Loan, 10.000%, due 03/16/18	232,500
	1,194,000		Brock Holdings, Inc., New Term Loan B, 6.000%, due 03/16/17	1,152,210
	792,841	(4)	Catalina Marketing Corporation, Term Loan B, 3.010%, due 10/01/14	757,163
	1,090,408		Coach America Holdings, Inc., First Lien Term Loan B, 7.250%, due 04/18/14	710,946
	234,858		Coach America Holdings, Inc., Synthetic L/C Facility, 5.923%, due 04/20/14	150,309
	1,995,000		CorpSource Finance Holdings, LLC, 1st Lien Term Loan, 6.625%, due 04/28/17	1,675,800
	2,615,385		MoneyGram International, Inc., First Lien Term Loan, 4.500%, due 11/17/17	2,581,058
	1,647,883		Valleycrest Companies, LLC, Extended Term Loan, 6.500%, due 10/05/15	1,565,489
	2,571,757		West Corp, Term Loan B-4, 4.612%, due 07/15/16	2,558,898
	1,278,658		West Corp, Term Loan B-5, 4.626%, due 07/15/16	1,270,666
				19,874,158
			Ecological: 0.6%
	947,595		Synagro Technologies, Inc., 1st Lien Term Loan, 2.250%, due 04/02/14	810,194
	590,000		Synagro Technologies, Inc., 2nd Lien Term Loan, 5.000%, due 10/02/14	466,100
	2,389,559		Waste Industries USA, Inc., Term Loan, 4.750%, due 03/17/17	2,341,767
				3,618,061

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
			Electronics: 5.2%
$1,231,250			Aspect Software, Inc., Term Loan, 6.250%, due 05/06/16	$1,225,094
1,650,000			Attachmate Corporation, 1st Lien Term Loan, 6.500%, due 04/27/17	1,609,438
2,900,000			Blackboard Inc., 1st Lien Term Loan B, 7.500%, due 10/04/18	2,769,500
921,076			CDW LLC, Extended Term Loan B, 4.000%, due 07/14/17	870,993
2,892,750			Eagle Parent, Inc., Term Loan B, 5.000%, due 05/16/18	2,743,290
56,830			FCI International S.A.S., Term Loan A1, 2.845%, due 09/30/12	55,504
51,965			FCI International S.A.S., Term Loan A2, 2.845%, due 09/30/12	50,752
7,079,740			Freescale Semiconductor, Inc., Term Loan B-2, 4.496%, due 12/01/16	6,725,752
214,955			Infor Enterprise Solutions Holdings, Inc., Extended Delayed Draw Term Loan, 6.000%, due 07/28/15	202,058
477,128			Infor Enterprise Solutions Holdings, Inc., Extended Dollar Tranche B-1 Term Loan, 5.003%, due 07/28/15	454,465
EUR	948,940		Infor Enterprise Solutions Holdings, Inc., Extended Initial Euro Term Loan, 6.306%, due 07/28/15	1,181,497
$453,901			Infor Enterprise Solutions Holdings, Inc., Extended Initial U.S. Term Loan, 6.000%, due 07/28/15	426,667
EUR	500,000		Infor Enterprise Solutions Holdings, Inc., Inital Euro Loan (2nd Lien), 7.615%, due 03/03/14	539,120
$2,000,000			Kronos Incorporated, Second Lien Term Loan, 6.119%, due 06/11/15	1,885,000
4,239,375			Lawson Software, Inc., Term Loan, 6.750%, due 07/05/17	4,149,288
2,518,436			Microsemi Corporation, Term Loan, 5.750%, due 02/02/18	2,524,732
1,710,000			Open Link Financial, Inc., Term Loan, 7.750%, due 10/28/17	1,712,138
621,875			Rovi Corporation, Term Loan B, 4.000%, due 02/07/18	618,766
1,038,417			Spansion LLC, Term Loan, 4.750%, due 02/09/15	1,030,628
				30,774,682
			Finance: 3.2%
376,111			BNY ConvergEx Group, LLC, Eze Borrower Term Loan, 5.250%, due 12/19/16	379,873
896,348			BNY ConvergEx Group, LLC, Top Borrower Term Loan, 5.250%, due 12/19/16	905,311
3,258,750			Fidelity National Information Services, Inc., Term Loan B 2016, 5.250%, due 07/18/16	3,272,329
2,890,500		(4)	Fundtech, Term Loan, due 11/15/17	2,850,756
2,950,125		(4)	Interactive Data Corporation, Term Loan B, 4.500%, due 02/12/18	2,913,248
1,912,739			LPL Holdings, Inc., Incremental First Lien Term Loan 2017, 5.250%, due 06/28/17	1,927,085
2,947,159			MIP Delaware, LLC, Term Loan, 5.500%, due 07/12/18	2,928,739
1,000,000		(4)	Nuveen Investments, Inc., First-Lien Incremental Term Loan, due 05/13/17	982,500
2,636,835			Nuveen Investments, Inc., Term Loan 2017, 5.898%, due 05/12/17	2,511,586
				18,671,427
			Foreign Cable, Foreign TV, Radio and Equipment: 1.9%
EUR	157,930		Numericable (YPSO France SAS), EUR Tranche Acquistion B1, 4.865%, due 06/16/14	174,412
EUR	385,041		Numericable (YPSO France SAS), EUR Tranche Recap B1, 4.865%, due 06/16/14	425,225
EUR	257,677		Numericable (YPSO France SAS), EUR Tranche Acquisition B2, 4.865%, due 06/16/14	284,569
EUR	225,897		Numericable (YPSO France SAS), EUR Term Loan C Acq, 5.615%, due 12/31/15	249,051
EUR	424,283		Numericable (YPSO France SAS), Term Loan C Recap, 5.615%, due 12/31/15	467,772
EUR	500,000		Telenet Finance IV Luxembourg, FRN Notes, 5.402%, due 06/15/21	647,447
EUR	3,441,622		UPC Broadband Holding B.V, Term Loan S, 5.118%, due 12/31/16	4,318,132
$341,625			UPC Broadband Holding B.V, Term Loan T, 3.872%, due 12/30/16	333,511
EUR	1,490,144		UPC Broadband Holding B.V, Term Loan U, 5.368%, due 12/31/17	1,881,751
$2,593,151			UPC Broadband Holding B.V, Term Loan X, 3.746%, due 12/29/17	2,528,323
				11,310,193
			Gaming: 4.3%
2,030,000		(4)	Boyd Gaming Corporation, Incremental Term Loan, 6.000%, due 12/17/15	2,008,431
1,275,000			Caesars Octavius, LLC, Term Loan, 9.250%, due 02/24/17	1,215,500
360,967			Cannery Casino Resorts, LLC, Delay Draw Term Loan, 4.510%, due 05/20/13	334,120

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
			Gaming (continued)
$436,456			Cannery Casino Resorts, LLC, Term Loan B, 4.510%, due 05/17/13	$403,994
	845,005	(2), (3)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 6.000%, due 06/06/14	247,164
	1,690,010	(2), (3)	Fontainebleau Las Vegas, LLC, Term Loan, 6.000%, due 06/06/14	494,328
	767,143		Global Cash Access, Inc., Term Loan B, 7.000%, due 03/01/16	766,184
	2,305,254		Golden Nugget, Inc., 1st Lien Term Loan, 3.260%, due 06/30/14	1,875,900
	1,312,152		Golden Nugget, Inc., Delayed Draw Term Loan, 3.260%, due 06/30/14	1,067,763
	4,602,900	(3)	Harrahs Operating Company, Inc, Term Loan B1, 3.418%, due 01/28/15	3,918,936
	4,771,982		Harrahs Operating Company, Inc, Term Loan B2, 3.362%, due 01/28/15	4,068,116
	2,603,330		Harrahs Operating Company, Inc, Term Loan B3, 3.417%, due 01/28/15	2,220,966
	1,528,333		Harrahs Operating Company, Inc, Term Loan B4 (Incremental), 9.500%, due 10/31/16	1,511,140
	1,090,871		Las Vegas Sands, LLC, Delayed Draw Term Loan I (Extended), 2.840%, due 11/23/16	1,044,509
	4,444,879		Las Vegas Sands, LLC, Term Loan B (Extended), 2.840%, due 11/23/16	4,272,641
	19,728		Seminole Tribe Of Florida, Term Loan B-2, 1.875%, due 03/05/14	18,741
				25,468,433
			Healthcare, Education and Childcare: 14.4%
	4,000,000		Alere US Holdings, LLC, Term Loan B, 4.500%, due 06/30/17	3,915,000
	4,900,000	(4)	Capsugel Holdings US, Inc., Term Loan B, 5.250%, due 08/01/18	4,910,207
	3,513,548	(4)	Catalent Pharma Solutions, Inc., Term Loan B, 2.510%, due 04/10/14	3,333,479
	1,318,150		CHG Medical Staffing, Inc., 1st Lien Term Loan, 5.500%, due 10/03/16	1,316,502
	1,037,163		ConvaTec, Term Loan B USD, 5.750%, due 12/22/16	1,017,716
	4,987,201		Drumm Investors LLC, Term loan B, 5.000%, due 05/04/18	4,288,993
	1,000,000		Emdeon, Inc., Term loan B, 6.750%, due 10/15/18	1,006,094
	3,283,500		Emergency Medical Services Corporation, Term Loan B, 5.250%, due 05/25/18	3,190,127
	1,468,473		Endo Pharmaceuticals Holdings Inc., Term Loan B, 4.000%, due 06/18/18	1,475,357
	32,575		Gambro Holding AB, Term Loan B2 USD, 2.219%, due 06/05/14	32,392
SEK	41,155		Gambro Holding AB, Term Loan B4 SEK, 4.290%, due 06/05/14	6,041
SEK	41,842		Gambro Holding AB, Term Loan B5 SEK, 4.290%, due 06/05/14	6,142
$32,575			Gambro Holding AB, Term Loan C2 USD, 3.219%, due 06/05/15	32,392
SEK	41,155		Gambro Holding AB, Term Loan C4 SEK, 5.290%, due 06/05/15	6,041
SEK	41,842		Gambro Holding AB, Term Loan C5 SEK, 5.290%, due 06/08/15	6,142
$2,743,125			Grifols S.A, Term Loan B USD, 6.000%, due 06/01/17	2,745,410
	2,379,177		Harlan Sprague Dawley, Inc., Term Loan B, 3.890%, due 07/11/14	2,038,163
	1,402,038	(4)	HCA, Inc., Term Loan B-2, 3.619%, due 03/31/17	1,336,609
	3,250,000	(4)	Health Management Associates, Inc., Term Loan B, due 11/22/18	3,236,799
	1,537,292		HGI Holding, Inc., Senior Secured Term Loan B due 2016, 6.750%, due 09/29/16	1,526,403
	2,338,250		Iasis Healthcare LLC, Term Loan B, 5.000%, due 05/03/18	2,267,127
	1,875,000		Immucor, Inc., Term Loan B, 7.250%, due 08/17/18	1,885,937
	4,655,771		IMS Health Incorporated, Term Loan B, 4.500%, due 08/25/17	4,644,616
	3,405,779		inVentiv Health Inc., Original Term Loan B, 6.500%, due 08/04/16	3,354,692
	553,613		inVentiv Health Inc., Term Loan B-3, 6.750%, due 05/15/18	545,308
	4,500,000		Kinetic Concepts, Inc., Term Loan B-1, 7.000%, due 04/20/18	4,528,125
	685,320		Medassets, Inc., Term Loan B, 5.250%, due 11/16/16	682,322
	997,500		Medpace IntermediateCo, Inc., Term Loan B, 6.501%, due 06/22/17	957,600
	6,467,186		Onex Carestream Finance LP, Term Loan B, 5.000%, due 02/25/17	5,750,407
	2,000,000	(4)	Pharmaceutical Product Development, Inc., Bank Term Loan B, due 11/30/18	1,974,166
	76,531		Physicians Oncology Services, L.P., Delayed Draw Term Loan $25mm, 6.250%, due 01/31/17	73,469
	629,941		Physicians Oncology Services, L.P., Term Loan, 6.250%, due 01/31/17	604,743
	3,566,063		Quintiles Transnational Corp., Term Loan B, 5.000%, due 06/08/18	3,482,856

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2011 (Unaudited) (continued)

Principal Amount	Borrower/Tranche Description	Fair Value
Healthcare, Education and Childcare (continued)
$1,745,625	Rural/Metro Corporation, Term Loan B, 5.750%, due 06/29/18	$1,712,895
1,196,528	Skilled Healthcare Group, Inc., New Term Loan, 5.288%, due 04/08/16	1,117,258
1,290,000	Sun Healthcare Group Inc., Term Loan B, 7.500%, due 10/15/16	988,463
1,990,000	Sunquest Information Systems, Inc., Term Loan B, 6.250%, due 12/16/16	1,980,050
1,898,131	Surgical Care Affiliates LLC, Extended Term Loan, 4.372%, due 12/29/14	1,822,206
887,775	Surgical Care Affiliates LLC, Incremental Term Loan, 5.500%, due 06/29/18	825,631
1,396,500	U.S. Healthworks Holding Company, Inc., 1st Lien Term Loan, 6.250%, due 06/15/16	1,361,588
985,093	Vanguard Health Holdings Company Ii, LLC, Term Loan B, 5.000%, due 01/29/16	975,243
EUR	1,000,000	Vitalia, Term Loan B, 5.698%, due 06/29/18	1,308,891
$1,446,560	VWR International Inc., Term Loan B, 2.760%, due 06/30/14	1,395,930
EUR	2,443,750	VWR International Inc., Term Loan B, 3.697%, due 06/27/14	3,140,594
$1,023,429	Warner Chilcott Company LLC, Term Loan B-1 (US), 4.250%, due 03/15/18	1,012,555
511,714	Warner Chilcott Company LLC, Term Loan B-2 (PR), 4.250%, due 03/15/18	506,277
703,607	Warner Chilcott Company LLC, Term Loan B-3 (LuxCo), 4.250%, due 03/15/18	696,131
85,021,089
Home & Office Furnishings: 1.3%
EUR	745,552	Global Garden Products Italy S.P.A., Term 1 Loan Facility, 3.973%, due 08/31/16	791,362
EUR	745,552	Global Garden Products Italy S.P.A., Term 2 Loan Facility, 3.973%, due 08/31/17	791,362
SEK	20,054,121	Hilding Anders, SEK Term Loan B, 5.763%, due 03/31/15	2,131,354
EUR	364,373	Hilding Anders, EUR Term Loan B, 4.794%, due 04/24/15	406,956
$988,246	Hillman Group (The), Inc., First Lien Term Loan, 5.000%, due 05/27/16	974,658
2,468,750	Springs Window Fashions, LLC, First Lien Term Loan, 6.000%, due 05/31/17	2,437,892
7,533,584
Insurance: 2.8%
2,352,520	AmWINS Group, Inc., Initial Term Loan, 4.592%, due 06/08/13	2,293,707
1,126,488	Applied Systems Inc., First Lien, 5.500%, due 12/08/16	1,102,550
350,000	Applied Systems Inc., Second Lien, 9.250%, due 06/07/17	337,750
EUR	1,675,000	CEP Group (Financiere CEP), Term Loan B, 5.697%, due 06/29/18	2,185,828
$3,056,000	HMSC Corporation, 1st Lien Term Loan, 2.510%, due 04/03/14	2,444,800
154,478	(4)	Hub International Limited, Delayed Draw Term Loan, 2.869%, due 06/13/14	147,913
687,212	(4)	Hub International Limited, Initial Term Loan, 2.869%, due 06/13/14	658,005
4,976,923	Sedgwick Holdings, Inc., Term Loan B-1, 5.000%, due 12/30/16	4,927,153
455,295	(4)	USI Holdings Corp., Term Loan B, 2.760%, due 05/05/14	441,351
588,000	USI Holdings Corp., Term Loan C, 7.000%, due 04/15/14	590,940
794,001	Vertafore, Inc., First Lien Term Loan Tack-On, 5.250%, due 07/29/16	779,445
827,916	Vertafore, Inc., First Lien Term Loan Tack-On, 5.250%, due 07/29/16	812,738
16,722,180
Leisure, Amusement, Entertainment: 2.8%
2,718,106	24 Hour Fitness Worldwide, Inc, Term Loan B, 7.500%, due 04/22/16	2,628,920
1,506,081	Alpha D2 Limited (Formula One World Championship Limited), Term Loan B1, 2.526%, due 12/31/13	1,437,554
957,502	Alpha D2 Limited (Formula One World Championship Limited), Term Loan B2, 2.526%, due 12/31/13	913,936
1,805,933	AMF Bowling Worldwide, Inc., First Lien Term Loan, 2.760%, due 06/07/13	1,521,499
3,014,966	Cedar Fair, L.P., Term Loan B, 4.000%, due 12/15/17	3,016,832
GBP	798,000	London Arena & Waterfront Finance LLC (a.k.a. “The O2”), Term Loan, 5.453%, due 06/29/18	1,196,406
$4,174,039	NEP II, INC, Term Loan B, 3.619%, due 02/16/17	4,007,076
1,990,000	The Weather Channel, Term Loan B, 4.250%, due 02/13/17	1,985,855
16,708,078

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
			Lodging: 0.2%
$1,440,000			Audio Visual Services Corporation, 1st Lien Term Loan, 2.620%, due 02/28/14	$1,195,200
				1,195,200
			Machinery: 1.6%
445,614			Alliance Laundry Systems LLC, Term Loan B, 6.250%, due 09/30/16	445,336
EUR	1,059,446		Kion Group GMBH, Term Loan B EURO, 4.697%, due 12/23/14	1,092,007
$766,345			Kion Group GMBH, Term Loan B2 (USD tranche), 3.760%, due 12/23/14	573,993
EUR	995,697		Kion Group GMBH, Term Loan C EURO, 4.947%, due 12/23/15	1,026,298
$766,345			Kion Group GMBH, Term Loan C2 (USD tranche), 4.010%, due 12/23/15	573,993
EUR	2,000,000		Terex Corporation, Term Loan Euro Tranche, 6.032%, due 04/28/17	2,685,520
$3,000,000			Terex Corporation, Term Loan, 5.500%, due 04/28/17	3,011,249
				9,408,396
			Mining, Steel, Iron & Nonprecious Metals: 1.4%
3,348,000			Fairmount Minerals, Ltd., Term Loan B, 5.250%, due 03/15/17	3,348,000
2,647,438		(4)	Novelis Inc., Term Loan B, 3.750%, due 03/10/17	2,615,448
498,750			U.S. Silica Company, Term Loan, 4.750%, due 06/01/17	499,062
2,047,103		(4)	Walter Energy, Inc., Term Loan B, 4.000%, due 04/02/18	2,014,157
				8,476,667
			North American Cable: 3.6%
924,818			Atlantic Broadband, Term Loan B, 4.000%, due 03/08/16	897,074
1,178,125			Block Communications, Inc., Term Loan B, 2.260%, due 12/21/12	1,175,180
4,789,763			Mediacom Broadband LLC, Term Loan D-1, 1.950%, due 01/30/15	4,538,300
1,975,000			Mediacom Broadband LLC, Term Loan F, 4.500%, due 10/23/17	1,932,208
3,228,501		(4)	Mediacom LLC Group, Term Loan C, 1.950%, due 01/30/15	3,052,951
1,764,000			Mediacom LLC Group, Term Loan D, 5.500%, due 03/31/17	1,743,605
2,663,325			San Juan Cable LLC, ‘1st Lien, 6.000%, due 06/09/17	2,643,350
5,665,966			Wideopenwest Finance, LLC, ‘1st Lien Term Loan, 2.755%, due 06/27/14	5,379,126
				21,361,794
			Oil & Gas: 1.6%
2,984,496			CCS Inc., $1300MM Term Loan, 3.369%, due 11/14/14	2,725,839
3,949,255			Frac Tech International, LLC, Term Loan (HoldCo), 6.250%, due 05/06/16	3,898,242
1,106,561			Hercules Offshore, LLC, Term Loan Facility, 7.500%, due 07/11/13	1,080,972
1,650,000		(4)	MEG Energy Corp., New Term Loan, 4.000%, due 03/16/18	1,635,048
				9,340,101
			Other Broadcasting and Entertainment: 1.1%
1,618,137			Getty Images, Inc, Term Loan B, 5.250%, due 11/07/16	1,624,205
2,581,261			VNU, Extended B Term Loan, 3.998%, due 05/02/16	2,550,930
1,860,034			VNU, Extended C Term Loan, 3.498%, due 05/02/16	1,820,508
199,767			VNU, Non-Extended Term Loan, 2.248%, due 08/09/13	197,210
				6,192,853
			Other Telecommunications: 4.8%
1,488,750			Alaska Communications Systems Holdings, Inc., Term Loan, 5.500%, due 10/21/16	1,424,238
6,349,672			Asurion, LLC, First Lien Term Loan, 5.500%, due 05/24/18	6,137,358
2,700,000			Asurion, LLC, Second Lien Term Loan, 9.000%, due 05/24/19	2,613,938
EUR	1,312,967		BCM Ireland Holdings Ltd (Eircom), Term Loan B EUR 1250 mn, 3.072%, due 09/30/14	1,132,554
EUR	1,313,237		BCM Ireland Holdings Ltd (Eircom), Term Loan C EUR 1250 mn, 3.322%, due 09/30/15	1,132,787
$748,125			Cellular South, Inc., Term Loan B, 4.500%, due 07/27/17	744,384
938,165		(2)	Hawaiian Telcom Communications, Inc., Term Loan, 9.000%, due 11/01/15	949,892
1,740,000			Level 3 Financing, Inc, Term Loan B III, 5.750%, due 09/01/18	1,692,150

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2011 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
			Other Telecommunications (continued)
	$3,382,986		MetroPCS Wireless, Inc., Term Loan B-3, 4.028%, due 03/16/18	$3,301,584
	2,000,000		Neustar, Inc., Term Loan, 5.000%, due 11/07/18	2,002,484
	995,000		PAETEC Holding Corp, Term Loan B, 5.750%, due 05/31/18	990,025
	554		tw telecom inc., Term Loan B-2 (Extended), 3.510%, due 12/29/16	550
	3,086,098		U.S. Telepacific Corp, First Lien Term Loan, 5.750%, due 02/23/17	2,914,434
EUR	2,500,000	(4)	Wind Telecommunicazioni S.P.A., Term Loan B1, 5.446%, due 12/15/17	2,964,318
				28,000,696
			Personal & Nondurable Consumer Products: 3.4%
	$3,044,700		Acosta, Inc., Term Loan, 4.750%, due 03/01/18	2,964,777
	1,985,000		Advantage Sales & Marketing, Inc., First Lien Term Loan, 5.250%, due 12/18/17	1,961,841
	1,365,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 9.250%, due 06/18/18	1,312,106
	1,441,336	(4)	Bushnell, Inc., First Lien, 4.622%, due 08/23/13	1,362,063
	827,138		Fender Musical Instruments Corp., Delayed Draw, 2.510%, due 06/09/14	769,239
	1,637,142		Fender Musical Instruments Corp., Term Loan B, 2.510%, due 06/09/14	1,522,542
	1,197,000		Information Resources, Inc., Term Loan B, 5.000%, due 12/01/17	1,185,030
	285,276		KIK Custom Products, Inc., $CAD First Lien Term Loan, 2.500%, due 06/02/14	243,674
	1,664,111		KIK Custom Products, Inc., $US First Lien Term Loan, 2.500%, due 06/02/14	1,421,429
	997,500		KIK Custom Products, Inc., Incremental First Lien Term Loan, 8.500%, due 05/30/14	947,625
	926,888		Spectrum Brands, Inc., Term Loan B, 5.001%, due 06/17/16	928,348
	3,189,446		SRAM, LLC, First Lien Term Loan, 4.764%, due 06/07/18	3,173,498
	357,500		SRAM, LLC, Second Lien Term Loan, 8.500%, due 12/07/18	359,288
	173,004		Totes Isotoner Corporation, Delayed Draw 1st Lien Term Loan, 7.250%, due 07/07/17	168,463
	1,668,180		Totes Isotoner Corporation, First Lien Term Loan, 7.257%, due 07/07/17	1,624,390
				19,944,313
			Personal, Food & Miscellaneous: 4.0%
	2,936,842		Bojangles Restaurants, Inc., Term Loan, 8.008%, due 08/17/17	2,848,737
EUR	1,612,813		Burger King Corporation, Term Loan B EUR, 4.750%, due 10/19/16	2,135,554
	$3,415,054		Burger King Corporation, Term Loan B USD, 4.500%, due 10/19/16	3,393,709
	1,680,000		Dennys, Inc, Term Loan B, 5.250%, due 09/30/16	1,675,800
	1,692,786		DineEquity Inc., Term Loan B, 4.250%, due 10/19/17	1,684,322
	2,006,119		Dunkin Brands, Inc., Term Loan B, 4.000%, due 11/23/17	1,975,526
	2,250,000		N.E.W. Customer Services Companies, Inc., First Lien Term Loan, 6.000%, due 03/23/16	2,207,813
	2,977,500		NBTY, Inc., Term Loan B, 4.250%, due 10/02/17	2,943,074
	3,347,806		U.S. Security Associates Holdings, Inc., New Term Loan, 6.000%, due 07/28/17	3,297,589
	1,407,190		Wendys/Arbys Restaurants, LLC, Term Loan, 5.000%, due 05/24/17	1,406,604
				23,568,728
			Printing & Publishing: 8.3%
	440,928		Black Press, Ltd., Term Loan B1, 2.523%, due 08/02/13	421,086
	267,706		Black Press, Ltd., Term Loan B2, 2.523%, due 08/02/13	255,659
	1,135,073	(2), (4)	Caribe Media Inc., Term Loan, 10.000%, due 11/18/14	482,406
	7,632,388		Cengage Learning, Inc., Term Loan B, 2.510%, due 07/03/14	6,460,098
	1,568,150		Cenveo Corporation, Term Loan B, 6.250%, due 12/21/16	1,545,934
	1,665,933		CW Acquisition Limited Partnership, Term Loan C, 6.503%, due 07/13/16	1,646,497
	1,906,056		Dex Media East, LLC, Term Loan, 2.940%, due 10/24/14	924,437
	1,881,104		Dex Media West, LLC, Term Loan due 10/24/2014, 7.250%, due 10/24/14	1,105,149
	841,151		Flint Group Holdings S.A.R.L., Term Loan B7 AEB, 4.798%, due 12/31/14	740,213
	353,279		Flint Group Holdings S.A.R.L., Term Loan B7 AFB, 4.798%, due 12/31/14	310,886
	2,333,333		Flint Group Holdings S.A.R.L., Term Loan B9, 4.798%, due 05/29/15	2,053,333

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
			Printing & Publishing (continued)
$1,277,104			Flint Group Holdings S.A.R.L., Term Loan C7, 4.798%, due 12/31/15	$1,123,852
1,437,072			Intermedia Outdoor, Inc., 1st Lien Term Loan, 3.119%, due 01/31/13	1,354,440
EUR	1,554,297		Mediannuaire Holding, Term Loan B3 (extended), 4.280%, due 10/12/15	604,132
EUR	1,686,673		Mediannuaire Holding, Term Loan C2 (extended TL B3 lenders), 4.280%, due 10/12/15	655,584
$4,527,710			Merrill Communications, LLC, New Term Loan B-DD, 7.500%, due 12/24/12	4,352,261
1,748,234			Nelson Canada, ‘1ST LIEN-C$ 330 mm, 2.869%, due 07/03/14	1,407,328
EUR	733,370		PagesJaunes Groupe SA, Term Loan A3, 4.704%, due 09/11/15	658,546
AUD	17,320,730		PBL Media, Term Loan B, 7.028%, due 02/05/13	15,171,309
$2,135,769			Penton Media, Inc, Term Loan B, 5.000%, due 08/01/14	1,302,819
4,255,848			R.H. Donnelley Corporation, Term Loan, 9.000%, due 10/24/14	1,659,781
7,289,730			SuperMedia, Inc., Term Loan, 11.000%, due 12/31/15	3,377,070
985,535			Thomas Nelson Publishers, Term Loan, 9.000%, due 06/14/16	962,129
1,569,928			Yell Group PLC, New Term Loan B1, 4.010%, due 07/31/14	419,956
				48,994,905
			Radio and TV Broadcasting: 6.0%
5,000,000			Clear Channel Communications, Inc., Term Loan B, 3.910%, due 01/28/16	3,739,585
2,007,994		(4)	CMP KC, LLC, Term Loan B, due 10/03/12	142,568
5,000,000		(4)	Cumulus Media Holdings Inc., First Lien Term Loan B, 5.750%, due 09/17/18	4,891,665
2,000,000			Cumulus Media Holdings Inc., Second Lien Term Loan B, 7.500%, due 02/11/19	1,900,000
1,450,000		(4)	Entercom Communications Corporation, Term Loan B, due 11/22/18	1,446,980
825,739			FoxCo Acquisition, LLC, Term Loan B, 4.750%, due 07/14/15	808,709
3,351,504			HIT Entertainment, Inc., 1st Lien Term Loan, 5.495%, due 06/01/12	3,323,576
847,875			Hubbard Radio LLC, 1st Lien Term Loan B, 5.250%, due 04/28/17	837,277
285,714			Hubbard Radio LLC, 2nd Lien Term Loan C, 8.750%, due 04/30/18	285,000
625,828			Nexstar Broadcasting, Inc., Mission Term Loan B, 5.000%, due 09/30/16	622,699
1,476,366			Nexstar Broadcasting, Inc., Term Loan B, 5.000%, due 09/30/16	1,468,984
723,188			Raycom TV Broadcasting, LLC, Term Loan B, 4.500%, due 05/31/17	694,260
1,667,145			Regent Communications, New Term Loan, 5.250%, due 04/27/14	1,597,333
15,287,182			Univision Communications, Inc., Extended Term Loan, 4.510%, due 03/31/17	13,739,354
				35,497,990
			Retail Stores: 9.9%
4,200,000			Academy Ltd., Term Loan, 6.000%, due 08/03/18	4,139,625
1,881,000			Amscan Holdings, Inc., Term Facility, 6.750%, due 12/04/17	1,879,824
2,992,500			Bass Pro Group, LLC, Term Loan B, 5.250%, due 06/13/17	2,925,169
5,100,000			BJs Wholesale Club, First Lien Term Loan, 7.000%, due 09/27/18	5,109,562
2,062,500			BJs Wholesale Club, Second Lien Term Loan, 10.000%, due 03/27/19	2,072,813
5,431,250			Burlington Coat Factory, Term Loan B, 6.250%, due 02/23/17	5,306,500
2,824,681			Claires Stores, Inc., Term Loan B, 3.027%, due 05/29/14	2,439,819
3,974,096			Guitar Center, Inc., Extended Term Loan, 5.620%, due 04/10/17	3,494,367
1,969,495			Harbor Freight Tools USA, Inc., Term Loan Facility, 6.500%, due 12/22/17	1,962,110
4,228,750			J. Crew, Term Loan B, 4.750%, due 03/07/18	3,882,897
3,781,000			Jo-Ann Stores, Inc., Term Loan B, 4.750%, due 03/16/18	3,643,939
992,500			Leslies Poolmart, Inc., Tranche B Term Loan Facility, 4.500%, due 11/21/16	973,891
EUR	212,105		Maxeda DIY Group B.V., Term Loan B1, 4.117%, due 06/29/15	232,975
EUR	287,895		Maxeda DIY Group B.V., Term Loan B2, 3.986%, due 08/01/15	316,222
EUR	212,105		Maxeda DIY Group B.V., Term Loan C1, 4.507%, due 06/27/16	232,975
EUR	287,895		Maxeda DIY Group B.V., Term Loan C2, 4.529%, due 08/01/16	316,222
$1,802,365			Michaels Stores, Inc., Term Loan B-2 (extending), 4.912%, due 07/31/16	1,753,175

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
			Retail Stores (continued)
$6,785,033			Neiman Marcus Group, Inc, Term Loan, 4.750%, due 05/16/18	$6,538,226
1,071,178			Pilot Travel Centers LLC, Term Loan B, 4.250%, due 03/30/18	1,071,513
474,298			Rite Aid Corporation, Tranche 5 Term Loan due 2014, 4.500%, due 03/02/18	450,583
2,618,705			The Gymboree Corporation, Term Loan B, 5.000%, due 02/23/18	2,360,763
2,809,438			Toys “R” Us, Inc., Term Loan B-1, 6.000%, due 09/01/16	2,786,962
696,500			Toys “R” Us, Inc., Term Loan B-2, 5.250%, due 05/25/18	682,570
EUR	1,863,011		Vivarte S.A.S., Term Loan B1, 3.090%, due 03/09/15	1,887,995
EUR	1,863,011		Vivarte S.A.S., Term Loan C1, 3.715%, due 03/08/16	1,887,995
				58,348,692
			Satellite: 0.8%
$3,000,000			DigitalGlobe Inc., Term Loan B, 5.750%, due 10/07/18	2,988,750
1,990,000			Intelsat Jackson Holdings S.A., Term Loan B Facility, 5.250%, due 04/02/18	1,977,065
				4,965,815
			Telecommunications Equipment: 1.7%
1,210,062			CommScope, Inc., Term Loan B, 5.000%, due 01/14/18	1,203,507
GBP	3,357,312		Macquarie UK Broadcast Ventures Limited, Term Loan A2, 2.995%, due 12/01/14	4,502,013
$1,260,475			Syniverse Holdings, Inc., Term Loan, 5.250%, due 12/21/17	1,258,899
EUR	1,500,000		TDF SA, Extended Term Loan B, 4.947%, due 01/29/16	1,655,778
EUR	1,500,000		TDF SA, Term Loan C, 4.197%, due 01/29/16	1,655,778
				10,275,975
			Textiles & Leather: 0.2%
$997,500			Targus Group, Inc., New Senior Secured Term Loan, 11.000%, due 05/16/16	965,081
				965,081
			Utilities: 5.8%
2,189,000			AES Corporation, Term Loan Facility, 4.250%, due 06/01/18	2,170,531
3,383,000			Calpine Corp, Term Loan B-1, 4.500%, due 04/02/18	3,284,683
1,995,000			Calpine Corp, Term Loan B-2, 4.500%, due 04/02/18	1,942,133
3,700,000			Dynegy Midwest Generation, LLC (CoalCo)., Term Loan, 9.250%, due 08/04/16	3,703,082
3,700,000			Dynegy Power (GasCo), Term Loan, 9.250%, due 08/04/16	3,729,600
610,514			FirstLight Power Resources, Inc. (aka NE Energy, Inc.), 2nd Lien Term Loan, 4.813%, due 05/01/14	557,603
798,214			Great Point Power, LLC, Term Loan B1, 4.250%, due 03/10/17	782,250
2,000,000		(4)	Longview Power, LLC, Extended Term Loan, due 10/31/17	1,753,334
1,863,636			Race Point Power, Term Loan, 7.750%, due 01/11/18	1,845,000
19,292,525			Texas Competitive Electric Holdings Company LLC, Extended Term Loans, 4.748%, due 10/10/17	12,672,777
2,000,000			TPF Generation Holdings, LLC, 2nd Lien Term Loan Facility, 4.619%, due 12/15/14	1,880,000
				34,320,993
			Total Senior Loans
			(Cost $779,289,036)	727,025,511

OTHER CORPORATE DEBT: 0.6%
			Cargo Transport: 0.0%
297,646			US Shipping Partners L.P., Second Lien Term Loan, 2.500%, due 08/07/13	80,178
				80,178
			Chemicals, Plastics & Rubber: 0.5%
2,618,352		(4)	Lyondell Chemical Company, Third Lien Senior Secured Notes, due 05/01/18	2,834,366
				2,834,366

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2011 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description		Fair Value
		Diversified / Conglomerate Manufacturing: 0.0%
$5,594		Flextronics International, Ltd., Sr Term Loan Tranche A DD A-1-A ($175MM), 2.510%, due 10/01/14		$5,521
4,715		Flextronics International, Ltd., Sr Term Loan Tranche A Funded, 2.496%, due 10/01/14		4,618
				10,139
		Radio and TV Broadcasting: 0.1%
558,345		Regent Communications, New PIK Loan, 12.000%, due 10/27/14		502,510
				502,510
		Total Other Corporate Debt
		(Cost $3,626,236)		3,427,193

EQUITIES AND OTHER ASSETS: 1.8%

		Description		Market Value
	(@), (R)	Ascend Media (Residual Interest)		—
	(@)	Carador Placing (2,923,549 Common Shares)		$2,390,001
	(2), (@)	Caribe Media Inc. (1,135 Common Shares)		—
	(@)	Cumulus Media Inc (109,874 Class A Common Shares)		334,017
	(@)	Faith Media Holdings, Inc. (Residual Interest)		—
	(@), ®, (4)	Ferretti SPA (Warrants for 0.161% Participation Interest)		—
	(1), (@), (R)	Gainey Corporation (Residual Interest)		—
	(@)	Global Garden (138,579 Class A3 Shares)		—
	(@)	Global Garden (14,911 Class A1 Shares)		—
	(@)	Glodyne Technoserve, Ltd. (24,471 Common Shares)		119,531
	(@)	Glodyne Technoserve, Ltd. (Escrow Account)		—
	(@)	Hawaiian Telcom (29,687 Common Shares)		445,305
	(@)	Mega Brands Inc (9,788 Common Shares)		84,270
	(@)	Metro-Goldwyn-Mayer, Inc. (372,090 Common Shares)		7,162,733
	(@)	Northeast Biofuels (Residual Interest)		—
	(@), (R)	Safelite Realty Corporation (30,003 Common Shares)		158,416
	(1), (@), (R)	Supermedia, Inc. (42,369 Common Shares)		83,043
	(@)	US Shipping Partners, L.P. (19,404 Common Shares)		—
	(@)	US Shipping Partners, L.P. (275,292 Contingency Rights)		—
		Total for Equities and Other Assets
		(Cost $12,139,370)		10,777,316
		Total Investments (Cost $795,054,642)**	125.7%	$741,230,020
		Other Assets and Liabilities - Net	(34.3)	(151,693,477)
		Net Assets	100.0%	$589,536,543

	*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

	(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.
	(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
	(3)	Loan is on non-accrual basis.
	(4)	Trade pending settlement. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
	(@)	Non-income producing security.
	(R)	Restricted security.
	AUD	Australian Dollar
	GBP	British Pound Stirling
	EUR	Euro
	SEK	Swedish Kronor

	**	For Federal Income Tax purposes cost of investments is $796,744,882.
		Net unrealized depreciation consists of the following:
		Gross Unrealized Appreciation		$3,323,594
		Gross Unrealized Depreciation		(58,838,465)
		Net Unrealized Depreciation		$(55,514,862)

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2011 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	11/30/11
Asset Table
Investments, at value
Senior Loans	$—	$725,300,219	$1,725,292	$727,025,511
Other Corporate Debt	—	2,924,683	502,510	3,427,193
Equities and Other Assets	3,336,636	7,162,733	277,947	10,777,316
Total Investments, at value	$3,336,636	$735,387,635	$2,505,749	$741,230,020

Other Financial Instruments+
Forward foreign currency contracts	—	699,848	—	699,848
Total Assets	$3,336,636	$736,087,483	$2,505,749	$741,929,868

Liabilities Table
Other Financial Instruments+
Forward foreign currency contracts	$—	$(238,243)	$—	$(238,243)
Unfunded Commitments	$—	$(9,779)	$—	$(9,779)
Total Liabilities	$—	$(248,022)	$—	$(248,022)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended November 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	at 02/28/11	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 11/30/11
Senior Loans	$3,550,214	$—	$—	$—	$—	$(370,157)	$142,568	$(1,597,333)	$1,725,292
Other Corporate Debt	445,752	56,758	—	—	—	—	—	—	502,510
Equities and Other Assets	1,858,085	—	(1,771,223)	—	304,603	(113,518)	—	—	277,947
Total	$5,854,051	$56,758	$(1,771,223)	$—	$304,603	$(483,675)	$142,568	$(1,597,333)	$2,505,749

As of November 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at year end and included in the change in net assets was $(32,457).

^ See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+ Other Financial Instruments are securities or derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, unfunded committments and written options.

Forward foreign currency contracts, futures and unfunded commitments are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their fair value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2011 (Unaudited) (continued)

At November 30, 2011 the following forward foreign currency contracts were outstanding for ING Senior Income Fund:

				In		Unrealized
Counterparty	Currency	Buy/Sell	Settlement Date	Exchange For	Fair Value	Appreciation/ (Depreciation)
				USD
State Street Bank	Australian Dollar
	AUD 19,145,000	Sell	12/13/11	$19,384,121	$19,622,364	$(238,243)
State Street Bank	British Pound Sterling
	GBP 5,767,000	Sell	12/13/11	9,194,980	9,052,704	142,276
State Street Bank	Euro
	EUR 44,665,000	Sell	12/13/11	60,542,514	60,018,812	523,702
State Street Bank	Sweden Kronor
	SEK 18,345,000	Sell	12/13/11	2,740,334	2,706,464	33,870
				$91,861,949	$91,400,344	$461,605

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2012